Derivative Liabilities (Details Textual) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Dec. 31, 2009	Dec. 31, 2010 Binomial Lattice Model [Member]	Dec. 31, 2010 Minimum [Member] Binomial Lattice Model [Member]	Dec. 31, 2010 Maximum [Member] Binomial Lattice Model [Member]	Sep. 30, 2012 Monte Carlo Simulation Lattice Model [Member]	Dec. 31, 2011 Monte Carlo Simulation Lattice Model [Member]	Sep. 30, 2012 Monte Carlo Simulation Lattice Model [Member] Minimum [Member]	Dec. 31, 2011 Monte Carlo Simulation Lattice Model [Member] Minimum [Member]	Sep. 30, 2012 Monte Carlo Simulation Lattice Model [Member] Maximum [Member]	Dec. 31, 2011 Monte Carlo Simulation Lattice Model [Member] Maximum [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Warrant [Member]
Derivative Liabilities	$ 2,441,000	$ 807,000	$ 2,852,000	$ 4,306,000	$ 2,559,000
Increase Decrease In Fair Value Of Derivative Liabilities	565,000	3,936,000	293,000
Warrants Exercise Price		$ 0.5	$ 0.5
Warrant Exercise Price One		$ 0.36
Warrants Exercise Price Amended		$ 0.3	$ 0.24
Warrants Exercise Price Amended One		$ 0.3
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01												$ 2.4
Warrants and Rights Outstanding		706,000
Warrant Expiration Terms		expire in one year or less and are classified as current liabilities
Exercise Price Description																if the Company issues and sells any shares of Common Stock or securities convertible into Common Stock ("Convertible Securities") at a price less than $0.10 per share at any time on or before January 11, 2014 (a "Dilutive Transaction"), the purchase price for the shares shall automatically be reduced to a price equal to the price at which such shares were issued and sold (the "Reduced Price"), and the Company will issue to the Investors, for no additional consideration, a sufficient number of additional shares so that the effective price per share equals the Reduced Price.	The Warrants include a similar price protection provision pursuant to which, upon a Dilutive Transaction, the exercise price of the Warrants shall automatically be reduced to a price equal to 150% of the Reduced Price. Upon such adjustment, the number of shares issuable upon exercise shall automatically be adjusted by multiplying the number of shares issuable upon exercise of such warrant immediately prior to the Dilutive Transaction by a fraction, (i) the numerator of which shall be the exercise price immediately prior to the Dilutive Transaction and (ii) the denominator of which shall be the exercise price as adjusted.
Fair Value, Option, Methodology and Assumptions						binomial lattice model			Monte Carlo Simulation Lattice model	Monte Carlo Simulation Lattice model
Fair Value Assumptions, Exercise Price							$ 0.30	$ 0.50			$ 0.10	$ 0.185	$ 0.36	$ 0.36
Share Price						$ 0.26			$ 0.19	$ 0.10
Fair Value Assumptions, Expected Volatility Rate						91.50%			82.90%		55.00%		75.00%
Fair Value Assumptions, Risk Free Interest Rate							0.15%	0.98%			0.16%	0.12%	0.23%	0.25%
Fair Value Assumptions, Expected Term							2 years	5 years			3 months	1 year		2 years
Derivative Liability Recoded During Period	$ 2,734,000